General and administrative expenses	12 Months Ended
Dec. 31, 2025
General and administrative expenses
General and administrative expenses
21	General and administrative expenses

	2025	2024	2023
	US $ in millions

Salaries and related expenses	223.5	211.2	185.5
Office equipment and maintenance	35.7	28.5	25.2
Depreciation and amortization	26.6	12.3	22.0
Consulting, legal fees and insurance	23.7	16.7	19.8
Advertising expenses	7.7	7.2	8.0
Travel and vehicle expenses	4.0	3.7	3.8
Other	15.1	16.5	16.4
	336.3	296.1	280.7